Investment properties, net (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Beginning balance	₩ 284,714	₩ 353,680
Depreciation	(923)	(1,176)	₩ (678)
Others	(124,232)	(67,790)
Endings balance	159,559	284,714	353,680
Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	284,797	353,744
Depreciation	(924)	(1,178)
Others	(124,264)	(67,769)
Endings balance	159,609	284,797	353,744
Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	300,370
Endings balance	174,741	300,370
Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(15,573)
Endings balance	(15,132)	(15,573)
Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(83)	(64)
Depreciation	1	2
Others	32	(21)
Endings balance	(50)	(83)	(64)
Investment property - Land
Disclosure of detailed information about investment property [Line Items]
Beginning balance	264,205	336,421
Depreciation	0	0
Others	(124,265)	(72,216)
Endings balance	139,940	264,205	336,421
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	264,205	336,421
Others	(124,265)	(72,216)
Endings balance	139,940	264,205	336,421
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	264,205
Endings balance	139,940	264,205
Investment property - Buildings
Disclosure of detailed information about investment property [Line Items]
Beginning balance	20,509	17,259
Depreciation	(923)	(1,176)
Others	33	4,426
Endings balance	19,619	20,509	17,259
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	20,592	17,323
Depreciation	(924)	(1,178)
Others	1	4,447
Endings balance	19,669	20,592	17,323
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	36,165
Endings balance	34,801	36,165
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(15,573)
Endings balance	(15,132)	(15,573)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(83)	(64)
Depreciation	1	2
Others	32	(21)
Endings balance	₩ (50)	₩ (83)	₩ (64)